SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash	[1]	$ 11,083,033	$ 21,921,476
Cash equivalents	[2]	14,076,000	1,994,380
Total		$ 25,159,033	$ 23,915,856

[1]	As of June 30, 2025, the Company’s cash includes: 1) Cash in hand of $100,200; 2) Demand deposit of $8,088,655 in bank accounts; and 3) Cash in the securities investment accounts and the Coinbase account of $2,894,178.
[2]	As of June 30, 2025, the Company’s cash equivalents are Certificates of Deposits and Time Deposits of $14,076,000 with original maturities of three months or less.